Deferred Income Tax Assets/Liabilities	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Deferred Income Tax Assets/Liabilities

NOTE 19. DEFERRED INCOME TAX ASSETS/LIABILITIES
Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2025, and December 31, 2024, are as follows:
Deferred Income Tax Assets

Item	12.31.24	Charge to Income	12.31.25
Valuation of Securities	—	156,189	156,189
Derivate Instruments	2,227,834	(1,750,099)	477,735
Other Financial Assets	47,625,187	(47,625,187)	—
Loans and Other Financing	265,640,829	191,806,252	457,447,081
Property, Plant and Equipment	—	—	—
Intangible Assets	—	—	—
Tax Loss Carryforwards	79,351,699	(65,185,593)	14,166,106
Insurance Contract Assets	20,216,120	(20,216,120)	—
Reinsurance Contract Assets	—	—	—
Other Non-financial Assets	15,011,612	(12,480,629)	2,530,983
Non-current Assets Held for Sale	—	—	—
Other Financial Liabilities	2,920,154	14,089,979	17,010,133
Debt Securities	—	—	—
Subordinated Debt Securities	4,033,038	(4,033,038)	—
Provisions	137,453,438	(59,466,387)	77,987,051
Insurance Contracts Liabilities	55,366,249	52,408,243	107,774,492
Reinsurance Contracts Liabilities	69,822,538	(69,822,538)	—
Other Non-financial Liabilities	131,284,989	(101,922,804)	29,362,185
Foreign Currency Exchange Differences	225,771	346,247	572,018
Inflation adjustment deferral	882,837	1,154,852	2,037,689
Others	12,935,145	(10,103,048)	2,832,097
Totals	844,997,440	(132,643,681)	712,353,759
Net deferred tax assets in subsidiaries with net liability position	(288,184,960)	50,704,451	(237,480,509)
Deferred tax assets	556,812,480	(81,939,230)	474,873,250
Deferred Income Tax Liabilities

Item	12.31.24	Charge to Income	12.31.25
Valuation of Securities	(160,211,723)	118,242,178	(41,969,545)
Derivate Instruments	—	—	—
Other Financial Assets	(30,566,535)	23,815,453	(6,751,082)
Loans and other financing	(11,923,664)	11,923,664	—
Property, Plant and Equipment	(104,939,412)	3,847,856	(101,091,556)
Intangible Assets	(73,546,757)	(27,845,608)	(101,392,365)
Tax Loss Carryforwards	—	—	—
Insurance Contract Assets	(20,802,071)	20,802,071	—
Reinsurance Contract Assets	(17,431,566)	17,431,566	—
Other Non-financial Assets	(6,676,309)	4,655,023	(2,021,286)
Non-current Assets Held for Sale	—	—	—
Other Financial Liabilities	(4,812,134)	4,812,134	—
Debt Securities	(819,494)	32,494	(787,000)
Subordinated Debt Securities	(8,176,897)	8,173,056	(3,841)
Provisions	—	—	—
Insurance Contracts Liabilities	—	—	—
Reinsurance Contracts Liabilities	(24,127,995)	24,127,995	—
Other Non-financial Liabilities	(865,554)	(7,320,231)	(8,185,785)
Foreign Currency Exchange Differences	—	(29,171)	(29,171)
Inflation adjustment deferral	(5,812)	5,812	—
Others	(3,709,542)	2,215,601	(1,493,941)
Totals	(468,615,465)	204,889,893	(263,725,572)
Net deferred tax liabilities in subsidiaries with net asset position	288,184,960	(50,704,451)	237,480,509
Deferred tax liabilities	(180,430,505)	154,185,442	(26,245,063)
Deferred Income Tax Assets

Item	12.31.23	Inclusions (*)	Charge to Income	12.31.24
Valuation of Securities	427,101,846	—	(427,101,846)	—
Derivative Instruments	—	2,227,834	—	2,227,834
Other Financial Assets	—	9,652,336	37,972,851	47,625,187
Loans and other financing	151,576,010	24,194,686	89,870,133	265,640,829
Property, plant and equipment	—	—	—	—
Intangible assets	—	—	—	—
Tax Loss Carryforwards	7,022,131	50,846,619	21,482,949	79,351,699
Insurance Contract Assets	—	—	20,216,120	20,216,120
Reinsurance Contract Assets	—	—	—	—
Other Non-financial Assets	5,005,521	15,011,612	(5,005,521)	15,011,612
Non-current Assets Held for Sale	—	—	—	—
Other Financial Liabilities	2,014,084	—	906,070	2,920,154
Debt Securities	—	—	—	—
Subordinated Debt Securities	—	4,088,449	(55,411)	4,033,038
Provisions	34,585,186	21,877,457	80,990,795	137,453,438
Insurance Contracts Liabilities	51,215	55,366,249	(51,215)	55,366,249
Reinsurance Contracts Liabilities	68,319,179	—	1,503,359	69,822,538
Other Non-financial Liabilities	39,386,130	6,820,332	85,078,527	131,284,989
Foreign Currency Exchange Differences	286,511	—	(60,740)	225,771
Inflation adjustment deferral	4,865,402	689,254	(4,671,819)	882,837
Others	—	—	12,935,145	12,935,145
Totals	740,213,215	190,774,828	(85,990,603)	844,997,440
Net deferred tax assets in subsidiaries with net liability position	(196,635,156)	(67,215,022)	(24,334,782)	(288,184,960)
Deferred tax assets	543,578,059	123,559,806	(110,325,385)	556,812,480
(*) See Note 15.3.
Deferred Income Tax Liabilities

Item	12.31.23	Inclusions (*)	Charge to Income	12.31.24
Valuation of Securities	(2,612,058)	(16,183,999)	(141,415,666)	(160,211,723)
Derivative Instruments	(2,223,827)	(2,227,834)	4,451,661	—
Other Financial Assets	(11,771,026)	(19,577,926)	782,417	(30,566,535)
Loans and other financing	—	(11,923,664)	—	(11,923,664)
Property, Plant and Equipment	(113,815,083)	16,497,326	(7,621,655)	(104,939,412)
Intangible Assets	(87,373,367)	(16,574,658)	30,401,268	(73,546,757)
Tax Loss Carryforwards	—	—	—	—
Insurance Contract Assets	(20,802,071)	—	—	(20,802,071)
Reinsurance Contract Assets	(1,372,077)	(5,464,422)	(10,595,067)	(17,431,566)
Other Non-financial Assets	—	—	(6,676,309)	(6,676,309)
Non-current Assets Held for Sale	—	—	—	—
Other Financial Liabilities	—	4,084,347	(8,896,481)	(4,812,134)
Debt Securities	(235,796)	—	(583,698)	(819,494)
Subordinated Debt Securities	(11,779)	(8,176,897)	11,779	(8,176,897)
Provisions	—	—	—	—
Insurance Contracts Liabilities	—	—	—	—
Reinsurance Contracts Liabilities	(1,503,359)	—	(22,624,636)	(24,127,995)
Other Non-financial Liabilities	—	—	(865,554)	(865,554)
Foreign Currency Exchange Differences	—	—	—	—
Inflation adjustment deferral	(13,863)	—	8,051	(5,812)
Others	(4,617,874)	(443,374)	1,351,706	(3,709,542)
Totals	(246,352,180)	(59,991,101)	(162,272,184)	(468,615,465)
Net deferred tax liabilities in subsidiaries with net asset position	196,635,156	67,215,022	24,334,782	288,184,960
Deferred tax liabilities	(49,717,024)	7,223,921	(137,937,402)	(180,430,505)
(*) See Note 15.3.
In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2021	695,890	2026	173,973
2022	2,550,641	2027	637,660
2023	185,621	2028	50,118
2024	23,331,461	2029	7,354,468
2025	18,307,045	2030	5,949,887
	45,070,658		14,166,106